Noncontrolling Interest - Changes in Ownership of OpCo Units in Nerdy LLC (Details) - shares				3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Member Units
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)						54,761,000
Member Units | Nerdy LLC
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Vesting of Equity Awards (in units)				1,041,000
Nerdy LLC
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)			79,233,000	149,900,000	79,233,000	149,900,000
Ending balance, common (in units)	150,941,000	149,900,000		150,941,000	149,900,000	149,900,000
Ownership Percentage, Beginning and End of period	100.00%	100.00%			100.00%
Nerdy LLC | Nerdy LLC
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Ownership Percentage, Beginning and End of period					52.90%
Nerdy LLC | Nerdy Inc.
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)			0	79,271,000	0	79,271,000
Ending balance, common (in units)	80,035,000	79,271,000		80,035,000	79,271,000	79,271,000
Ownership Percentage, Beginning and End of period	53.00%	52.90%		53.00%		52.90%
Nerdy LLC | Legacy Nerdy Holders
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance, common (in units)			0	70,629,000	0	70,629,000
Ending balance, common (in units)	70,906,000	70,629,000		70,906,000	70,629,000	70,629,000
Ownership Percentage, Beginning and End of period	47.00%	47.10%	47.10%
Nerdy Inc. | Member Units | Nerdy LLC
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Vesting of Equity Awards (in units)				764,000
Legacy Nerdy Holders | Nerdy LLC
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Ownership Percentage, Beginning and End of period					47.10%
Legacy Nerdy Holders | Member Units | Nerdy LLC
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Vesting of Equity Awards (in units)				277,000